Notes Related to the Consolidated Statements of Financial Position - Schedule of Inventories (Detail) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Production inventory	€ 207	€ 1,336
Laboratory inventory		59
Total inventory	€ 207	€ 1,396